Subsequent Events	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events

15.Subsequent Events

  On January 3, 2019, the Company drew down $5,172 for the pre-delivery financing of two of the aframax tankers under construction, under a loan agreed on December 6, 2018.
  On January 15, 2019, the Company signed shipbuilding contracts for the construction of two suezmax tankers which upon delivery will enter into a minimum five-year contract to a significant oil major. On March 8, 2019, the Company paid the first installment for both vessels amounting to $15.0 million.
  On January 30, 2019, the Company paid a dividend of $0.50 per share for its 8.00% Series B Preferred Shares.
  On January 30, 2019, the Company paid a dividend of $0.55469 per share for its 8.875% Series C Preferred Shares.
  On January 30, 2019, the Company paid a dividend of $0.59375 per share for its 9.50% Series F Preferred Shares.
  On February 28, 2019, the Company paid a dividend of $0.54687 per share for its 8.75% Series D Preferred Shares.
  On February 28, 2019, the Company paid a dividend of $0.57812 per share for its 9.25% Series E Preferred Shares.
  On March 29, 2019, the Company declared a dividend of $0.05 per common share payable on May 30, 2019 to shareholders of record as of May 24, 2019.
  On April 8, 2019, the Company declared dividend payment for its Series B, Series C and Series F Preferred Shares on April 30, 2019.